NATURE OF THE ORGANIZATION AND BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
NATURE OF THE ORGANIZATION AND BUSINESS
NATURE OF THE ORGANIZATION AND BUSINESS
NOTE 1 - NATURE OF THE ORGANIZATION AND BUSINESS

Nature of the Business

On June 8, 2023, the Company filed a certificate of amendment to its articles of incorporation with the Secretary of State of the State of Nevada pursuant to which it changed its corporate name from Correlate Infrastructure Partners Inc. to Correlate Energy Corp.

The accompanying condensed consolidated financial statements include the accounts of the Company, and its subsidiaries Correlate, Inc. (“Correlate”), a Delaware corporation, and Loyal Enterprises LLC dba Solar Site Design (“Loyal”), a Tennessee limited liability company.

Correlate Energy Corp., together with its subsidiaries, is a technology-enabled vertically integrated sales, development, and fulfillment platform focused on distributed clean and resilient energy solutions North America.

Loyal provided consulting services on acquisitions and project development tools to customers in the commercial solar industry. Effective November 2022, all of Loyal’s assets and operations were transferred to Correlate and Loyal was dissolved.

Going Concern

The accompanying condensed consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business. The Company has incurred losses since inception and has not generated positive cash flows from operations. These matters, among others, raise substantial doubt about the Company’s ability to continue as a going concern.

The Company’s ability to continue in existence is dependent on its ability to develop additional sources of capital, and/or achieve profitable operations and positive cash flows. Management’s plans with respect to operations include aggressive marketing, acquisitions, and raising additional capital through sales of equity or debt securities as may be necessary to pursue its business plans and sustain operations until such time as the Company can achieve profitability. Management believes that aggressive marketing combined with acquisitions and additional financing as necessary will result in improved operations and cash flow in 2023 and beyond. However, there can be no assurance that management will be successful in obtaining additional funding or in attaining profitable operations. The accompanying condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE 1 - NATURE OF THE ORGANIZATION AND BUSINESS

Name Change

Effective April 11, 2022, Triccar, Inc. (“TCCR”) changed its name to Correlate Infrastructure Partners Inc. (“CIPI” or the “Company”) to better reflect its operations.

Correlate Exchange Agreement

On December 28, 2021 (“Correlate Closing Date”) Triccar Inc., a Nevada corporation, entered into an Agreement and Plan of Share Exchange dated as of such date (the “Correlate Exchange Agreement”) with Correlate, Inc. (“Correlate”), a Delaware corporation, and all of the shareholders of Correlate. Pursuant to the Exchange Agreement, TCCR acquired one hundred percent (100%) of the issued and outstanding shares of common stock of Correlate from the shareholders pursuant to which Correlate became a wholly owned subsidiary of TCCR. In accordance with the terms of the Correlate Exchange Agreement, and in connection with the completion of the acquisition, on the Correlate Closing Date TCCR issued 6,300,000 shares of its Class A Common Stock to the Correlate Shareholders.

As a result of former management of Correlate assuming the key management positions of TCCR, and due to the relative size of Correlate being significantly larger than TCCR, for financial statement reporting purposes, the asset acquisition has been treated as a reverse acquisition with Correlate deemed the accounting acquirer and TCCR deemed the accounting acquiree under the acquisition method of accounting in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 805-10-55, “Business Combinations”. The reverse acquisition is deemed a capital transaction and the net assets of Correlate (the accounting acquirer) are carried forward to TCCR (the legal acquirer and the reporting entity) at their carrying value before the acquisition. The acquisition process utilizes the capital structure of TCCR and the assets and liabilities of Correlate which are recorded at their historical cost. The equity of the Company is the historical equity of Correlate.

Loyal Exchange Agreement

On December 28, 2021 (“Loyal Closing Date”) the Company entered into an Agreement and Plan of Share Exchange dated as of such date (the “Loyal Exchange Agreement”) with Loyal Enterprises LLC dba Solar Site Design (“Loyal”), a Tennessee corporation, and all of the members of Loyal. Pursuant to the Loyal Exchange Agreement, the Company acquired one hundred percent (100%) of the issued and outstanding member units of Loyal from the members pursuant to which Loyal became a wholly owned subsidiary of the Company. In accordance with the terms of the Loyal Exchange Agreement, and in connection with the completion of the acquisition, on the Closing Date the Company issued 2,200,000 shares of its Class A Common Stock to Loyal’s members.

In connection with the Loyal Exchange Agreement, the Company issued 139,920 shares of its Class A Common Stock to a third party holding a Loyal convertible note payable. The issuance of shares were accounted for as part of the Loyal Exchange Agreement.

Nature of the Business

The accompanying consolidated financial statements include the accounts of the Company, and its subsidiaries Correlate, Inc. (“Correlate”), a Delaware corporation, and Loyal Enterprises LLC dba Solar Site Design (“Loyal”), a Tennessee limited liability company.

Correlate is a portfolio-scale development and finance platform offering commercial and industrial facilities access to clean electrification solutions focused on locally-sited solar, energy storage, EV infrastructure, and intelligent efficiency measures. Its unique data-driven approach is powered by proprietary analytics and concierge subscription services.

Loyal provided consulting services on acquisitions and project development tools to customers in the commercial solar industry. Effective November 2022, all of Loyal’s assets and operations were transferred to Correlate and Loyal was dissolved.

Going Concern

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business. The Company has incurred losses since inception and has not generated positive cash flows from operations. These matters, among others, raise substantial doubt about the Company's ability to continue as a going concern.

The Company’s ability to continue in existence is dependent on its ability to develop additional sources of capital, and/or achieve profitable operations and positive cash flows. Management’s plans with respect to operations include aggressive marketing, acquisitions, and raising additional capital through sales of equity or debt securities as may be necessary to pursue its business plans and sustain operations until such time as the Company can achieve profitability. Management believes that aggressive marketing combined with acquisitions and additional financing as necessary will result in improved operations and cash flow in 2023 and beyond. However, there can be no assurance that management will be successful in obtaining additional funding or in attaining profitable operations. The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.